UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Lanexa Management, LLC

Address:   101 Park Avenue, 21st Floor
           New York, NY 10178


13F File Number: 28-14219

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Joel Brebbia
Title:  Chief Financial Officer
Phone:  212-716-2655


Signature, Place and Date of Signing:

/s/ Joel Brebbia                New York, New York            February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total:    90,203
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Form 13F File Number                    Name
--------------------                    ----

(1)  028-14221                          Lanexa Global Master Fund, Ltd.







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                                                    FORM 13F INFORMATION TABLE
                                                       Lanexa Management, LLC



COLUMN 1                        COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                                 TITLE                    VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP     (X1000)    PRN AMT  PRN CALL  DISCRETION  MANAGERS   SOLE     SHARED  NONE
AGILENT TECHNOLOGIES INC            COM       00846U101   1048        30,000  SH          SOLE                   30,000
AMAZON COM INC                      COM       023135106   1731        10,000  SH          SOLE                   10,000
APPLE INC                           COM       037833100   3443         8,500  SH          SOLE                    8,500
ATMEL CORP                          COM       049513104   1409       173,980  SH          SOLE                  173,980
AUTHENTEC INC                       COM       052660107   1846       574,984  SH          SOLE                  574,984
AUTONAVI HLDGS LTD             SPONSORED ADR  05330F106    418        41,718  SH          SOLE                   41,718
BROADCOM CORP                      CL A       111320107   2936       100,000  SH          SOLE                  100,000
CALLIDUS SOFTWARE INC               COM       13123E500   5136       800,000  SH          SOLE                  800,000
CAVIUM INC                          COM       14964U108   2274        80,000  SH          SOLE                   80,000
CHINACACHE INTL HLDG LTD       SPONSORED ADR  16950M107     40        10,045  SH          SOLE                   10,045
CISCO SYS INC                       COM       17275R102   3887       215,000  SH          SOLE                  215,000
DEALERTRACK HLDGS INC               COM       242309102   2317        85,000  SH          SOLE                   85,000
DIGITALGLOBE INC                  COM NEW     25389M877   3869       226,112  SH          SOLE                  226,112
ELECTRONIC ARTS INC                 COM       285512109   1030        50,000  SH          SOLE                   50,000
E M C CORP MASS                     COM       268648102    862        40,000  SH          SOLE                   40,000
EMULEX CORP                       COM NEW     292475209   2417       352,344  SH          SOLE                  352,344
FALCONSTOR SOFTWARE INC             COM       306137100    242        93,974  SH          SOLE                   93,974
FORMFACTOR INC                      COM       346375108   2773       548,023  SH          SOLE                  548,023
FORTINET INC                        COM       34959E109   1017        46,645  SH          SOLE                   46,645
GOOGLE INC                         CL A       38259P508   4844         7,500  SH          SOLE                    7,500
GUIDANCE SOFTWARE INC               COM       401692108   4152       640,776  SH          SOLE                  640,776
HARMAN INTL INDS INC                COM       413086109   2852        74,984  SH          SOLE                   74,984
IDENTIVE GROUP INC                  COM       45170X106   2508     1,124,667  SH          SOLE                1,124,667
IMMERSION CORP                      COM       452521107   1334       257,438  SH          SOLE                  257,438
INTERXION HOLDING N.V               SHS       N47279109    844        62,722  SH          SOLE                   62,722
LAM RESEARCH CORP                   COM       512807108   1162        31,394  SH          SOLE                   31,394
LIMELIGHT NETWORKS  INC             COM       53261M104   1717       580,194  SH          SOLE                  580,194
LINKEDIN CORP                    COM CL A     53578A108   1260        20,000  SH          SOLE                   20,000
MAKEMYTRIP LIMITED MAURITIUS        SHS       V5633W109    878        36,529  SH          SOLE                   36,529
MICRON TECHNOLOGY INC               COM       595112103   1132       180,000  SH          SOLE                  180,000
MICROSOFT CORP                      COM       594918104   2596       100,000  SH          SOLE                  100,000
NOVELLUS SYS INC                    COM       670008101   1652        40,000  SH          SOLE                   40,000
PACIRA PHARMACEUTICALS INC          COM       695127100    221        25,505  SH          SOLE                   25,505
PARAMETRIC TECHNOLOGY CORP        COM NEW     699173209   1835       100,500  SH          SOLE                  100,500
POWER ONE INC NEW                   COM       73930R102    313        80,000  SH          SOLE                   80,000
QUALCOMM INC                        COM       747525103   6017       110,000  SH          SOLE                  110,000
RESPONSYS INC                       COM       761248103   1778       200,000  SH          SOLE                  200,000
SANDISK CORP                        COM       80004C101   4429        90,000  SH          SOLE                   90,000
SCHWAB CHARLES CORP NEW             COM       808513105    114        10,100  SH          SOLE                   10,100
SEACHANGE INTL INC                  COM       811699107   3066       436,161  SH          SOLE                  436,161
SERVICESOURCE INTL LLC              COM       81763U100   1697       108,132  SH          SOLE                  108,132
SHUTTERFLY INC                      COM       82568P304    475        20,861  SH          SOLE                   20,861
TERADATA CORP DEL                   COM       88076W103   2086        43,000  SH          SOLE                   43,000
VELTI PLC ST HELIER                 SHS       G93285107   1506       221,400  SH          SOLE                  221,400
VMWARE INC                       CL A COM     928563402   1040        12,500  SH          SOLE                   12,500


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